Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory 500 Index VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (9.0%):
Alphabet, Inc., Class C(a) ................................................. 11,421 $ 1,738,961
Alphabet, Inc., Class A(a) ................................................. 12,714 1,918,924
AT&T, Inc. ........................................................... 15,473 272,325
Charter Communications, Inc., Class A(a) ..................................... 214 62,195
Comcast Corp., Class A .................................................. 8,516 369,169
Electronic Arts, Inc. ..................................................... 523 69,386
Fox Corp., Class A ...................................................... 514 16,073
Fox Corp., Class B ...................................................... 286 8,185
Liberty Broadband Corp., Class A(a) ......................................... 36 2,056
Liberty Broadband Corp., Class C(a) ......................................... 245 14,021
Liberty Media Corp.-Liberty Formula One(a) ................................... 438 28,733
Liberty Media Corp.-Liberty Formula One(a) ................................... 48 2,820
Live Nation Entertainment, Inc.(a) ........................................... 311 32,895
Meta Platforms, Inc., Class A .............................................. 4,750 2,306,505
Netflix, Inc.(a) ......................................................... 928 563,602
Omnicom Group, Inc. .................................................... 424 41,026
Pinterest, Inc., Class A(a) ................................................. 1,269 43,996
ROBLOX Corp., Class A(a) ............................................... 1,053 40,204
Snap, Inc., Class A(a) .................................................... 2,256 25,899
Take-Two Interactive Software, Inc.(a) ........................................ 339 50,338
The Interpublic Group of Cos., Inc. .......................................... 817 26,659
The Trade Desk, Inc., Class A(a) ............................................ 954 83,399
The Walt Disney Co. .................................................... 3,970 485,769
T-Mobile US, Inc. ...................................................... 1,029 167,953
Verizon Communications, Inc. .............................................. 9,101 381,878
Warner Bros Discovery, Inc.(a) ............................................. 4,781 41,738
8,794,709
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 552 160,069
Cisco Systems, Inc. ..................................................... 9,871 492,661
Motorola Solutions, Inc. .................................................. 358 127,083
779,813
Consumer Discretionary (10.0%):
Airbnb, Inc., Class A(a) .................................................. 900 148,464
Amazon.com, Inc.(a) .................................................... 19,996 3,606,878
Aptiv PLC(a) .......................................................... 600 47,790
AutoZone, Inc.(a) ....................................................... 37 116,611
Best Buy Co., Inc. ...................................................... 417 34,207
Booking Holdings, Inc. ................................................... 73 264,835
Carnival Corp.(a) ....................................................... 2,119 34,624
Chipotle Mexican Grill, Inc.(a) ............................................. 59 171,499
D.R. Horton, Inc. ....................................................... 633 104,160
Darden Restaurants, Inc. .................................................. 258 43,125
Deckers Outdoor Corp.(a) ................................................. 55 51,769
Domino's Pizza, Inc. ..................................................... 75 37,266
DoorDash, Inc., Class A(a) ................................................ 624 85,937
DraftKings, Inc.(a) ...................................................... 982 44,593
eBay, Inc. ............................................................ 1,119 59,061
Expedia Group, Inc.(a) ................................................... 281 38,708
Ford Motor Co. ........................................................ 8,437 112,043
Garmin Ltd. ........................................................... 332 49,425
General Motors Co. ..................................................... 2,958 134,145
Genuine Parts Co. ...................................................... 301 46,634
Hilton Worldwide Holdings, Inc. ............................................ 573 122,227
Las Vegas Sands Corp. ................................................... 889 45,961
Lennar Corp., Class B ................................................... 21 3,238
Lennar Corp., Class A .................................................... 519 89,258
LKQ Corp. ........................................................... 573 30,604
Lowe's Cos., Inc. ....................................................... 1,244 316,884
Lululemon Athletica, Inc.(a) ............................................... 238 92,975

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Marriott International, Inc., Class A .......................................... 525 $ 132,463
McDonald's Corp. ...................................................... 1,563 440,688
MGM Resorts International(a) .............................................. 547 25,824
NIKE, Inc., Class B ..................................................... 2,547 239,367
NVR, Inc.(a) .......................................................... 7 56,700
O'Reilly Automotive, Inc.(a) ............................................... 127 143,368
Pool Corp. ............................................................ 81 32,684
PulteGroup, Inc. ........................................................ 456 55,003
Rivian Automotive, Inc., Class A(a) .......................................... 1,505 16,480
Ross Stores, Inc. ....................................................... 715 104,933
Royal Caribbean Cruises Ltd.(a) ............................................ 510 70,895
Starbucks Corp. ........................................................ 2,388 218,239
Tesla, Inc.(a) .......................................................... 5,999 1,054,564
The Home Depot, Inc. ................................................... 2,150 824,740
The TJX Cos., Inc. ...................................................... 2,465 250,000
Tractor Supply Co. ...................................................... 233 60,981
Ulta Beauty, Inc.(a) ..................................................... 105 54,902
Yum! Brands, Inc. ...................................................... 608 84,299
9,799,051
Consumer Staples (5.9%):
Albertsons Cos., Inc., Class A .............................................. 721 15,458
Altria Group, Inc. ....................................................... 3,814 166,367
Archer-Daniels-Midland Co. ............................................... 1,146 71,980
Brown-Forman Corp., Class B ............................................. 653 33,708
Brown-Forman Corp., Class A .............................................. 105 5,560
Campbell Soup Co. ..................................................... 426 18,936
Church & Dwight Co., Inc. ................................................ 527 54,971
Colgate-Palmolive Co. ................................................... 1,780 160,289
Conagra Brands, Inc. .................................................... 1,030 30,529
Constellation Brands, Inc., Class A .......................................... 365 99,192
Costco Wholesale Corp. .................................................. 956 700,394
Dollar General Corp. .................................................... 474 73,973
Dollar Tree, Inc.(a) ...................................................... 471 62,714
General Mills, Inc. ...................................................... 1,226 85,783
Hormel Foods Corp. ..................................................... 627 21,876
Kellanova ............................................................ 617 35,348
Kenvue, Inc. .......................................................... 3,353 71,955
Keurig Dr Pepper, Inc. ................................................... 2,129 65,297
Kimberly-Clark Corp. .................................................... 727 94,038
Lamb Weston Holdings, Inc. ............................................... 306 32,598
McCormick & Co., Inc. .................................................. 572 43,935
Mondelez International, Inc., Class A ......................................... 2,911 203,770
Monster Beverage Corp.(a) ................................................ 1,625 96,330
PepsiCo, Inc. .......................................................... 2,966 519,080
Philip Morris International, Inc. ............................................. 3,355 307,385
Sysco Corp. ........................................................... 1,076 87,350
Target Corp. .......................................................... 997 176,678
The Clorox Co. ........................................................ 268 41,034
The Coca-Cola Co. ...................................................... 9,279 567,689
The Estee Lauder Cos., Inc. ............................................... 502 77,383
The Hershey Co. ....................................................... 322 62,629
The J.M. Smucker Co. ................................................... 224 28,195
The Kraft Heinz Co. ..................................................... 2,615 96,494
The Kroger Co. ........................................................ 1,546 88,323
The Procter & Gamble Co. ................................................ 5,093 826,339
Tyson Foods, Inc., Class A ................................................ 604 35,473
Walgreens Boots Alliance, Inc. ............................................. 1,541 33,424
Walmart, Inc. .......................................................... 9,307 560,002
5,752,479
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 1,291 148,917
CDW Corp. ........................................................... 290 74,176

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Corning, Inc. .......................................................... 1,669 $ 55,010
Jabil, Inc. ............................................................ 267 35,765
Keysight Technologies, Inc.(a) ............................................. 375 58,643
TE Connectivity Ltd. .................................................... 667 96,875
Teledyne Technologies, Inc.(a) ............................................. 101 43,361
Trimble, Inc.(a) ........................................................ 529 34,047
Zebra Technologies Corp.(a) ............................................... 110 33,158
579,952
Energy (4.0%):
Baker Hughes Co. ...................................................... 2,164 72,494
Cheniere Energy, Inc. .................................................... 501 80,801
Chevron Corp. ......................................................... 4,021 634,273
ConocoPhillips ........................................................ 2,545 323,928
Coterra Energy, Inc. ..................................................... 1,598 44,552
Devon Energy Corp. ..................................................... 1,365 68,496
Diamondback Energy, Inc. ................................................ 385 76,295
EOG Resources, Inc. .................................................... 1,251 159,928
EQT Corp. ............................................................ 894 33,141
Exxon Mobil Corp. ..................................................... 8,579 997,223
Halliburton Co. ........................................................ 1,917 75,568
Hess Corp. ............................................................ 601 91,737
Kinder Morgan, Inc. ..................................................... 4,190 76,845
Marathon Oil Corp. ..................................................... 1,245 35,283
Marathon Petroleum Corp. ................................................ 781 157,371
Occidental Petroleum Corp. ............................................... 1,898 123,351
ONEOK, Inc. .......................................................... 1,260 101,014
Phillips 66 ............................................................ 925 151,089
Pioneer Natural Resources Co. ............................................. 502 131,775
Schlumberger NV ...................................................... 3,096 169,692
Targa Resources Corp. ................................................... 474 53,083
Texas Pacific Land Corp. ................................................. 51 29,504
The Williams Cos., Inc. .................................................. 2,624 102,257
Valero Energy Corp. ..................................................... 716 122,214
3,911,914
Financials (12.9%):
Aflac, Inc. ............................................................ 1,127 96,764
American Express Co. ................................................... 1,565 356,335
American International Group, Inc. .......................................... 1,471 114,988
Ameriprise Financial, Inc. ................................................. 217 95,142
Aon PLC, Class A ...................................................... 424 141,497
Apollo Global Management, Inc. ............................................ 861 96,820
Arch Capital Group Ltd.(a) ................................................ 785 72,565
Ares Management Corp., Class A ........................................... 342 45,479
Arthur J. Gallagher & Co. ................................................. 464 116,019
Bank of America Corp. ................................................... 17,020 645,398
Berkshire Hathaway, Inc., Class B(a) ......................................... 2,823 1,187,128
BlackRock, Inc. ........................................................ 317 264,283
Blackstone, Inc. ........................................................ 1,532 201,259
Block, Inc.(a) .......................................................... 1,173 99,212
Brown & Brown, Inc. .................................................... 513 44,908
Capital One Financial Corp. ............................................... 812 120,899
Cboe Global Markets, Inc. ................................................ 228 41,890
Chubb Ltd. ........................................................... 873 226,221
Cincinnati Financial Corp. ................................................ 332 41,224
Citigroup, Inc. ......................................................... 4,127 260,992
Citizens Financial Group, Inc. .............................................. 986 35,782
CME Group, Inc. ....................................................... 777 167,280
Coinbase Global, Inc., Class A(a) ........................................... 367 97,299
Discover Financial Services ............................................... 539 70,658
Everest Group Ltd. ...................................................... 72 28,620
FactSet Research Systems, Inc. ............................................. 82 37,260
Fidelity National Information Services, Inc. .................................... 1,245 92,354

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Fifth Third Bancorp ..................................................... 1,465 $ 54,513
First Citizens BancShares, Inc., Class A ....................................... 23 37,605
Fiserv, Inc.(a) .......................................................... 1,269 202,812
Franklin Resources, Inc. .................................................. 618 17,372
Global Payments, Inc. .................................................... 553 73,914
Huntington Bancshares, Inc. ............................................... 3,099 43,231
Intercontinental Exchange, Inc. ............................................. 1,230 169,039
Jack Henry & Associates, Inc. .............................................. 157 27,276
JPMorgan Chase & Co. .................................................. 6,178 1,237,453
KKR & Co., Inc. ....................................................... 1,447 145,539
Loews Corp. .......................................................... 398 31,159
LPL Financial Holdings, Inc. ............................................... 160 42,272
M&T Bank Corp. ....................................................... 359 52,213
Markel Group, Inc.(a) .................................................... 28 42,601
Marsh & McLennan Cos., Inc. ............................................. 1,063 218,957
Mastercard, Inc., Class A ................................................. 1,790 862,010
MetLife, Inc. .......................................................... 1,308 96,936
Moody's Corp. ......................................................... 395 155,247
Morgan Stanley ........................................................ 2,714 255,550
MSCI, Inc. ........................................................... 166 93,035
Nasdaq, Inc. .......................................................... 762 48,082
Northern Trust Corp. .................................................... 434 38,591
PayPal Holdings, Inc.(a) .................................................. 2,300 154,077
Principal Financial Group, Inc. ............................................. 507 43,759
Prudential Financial, Inc. ................................................. 776 91,102
Raymond James Financial, Inc. ............................................. 408 52,395
Regions Financial Corp. .................................................. 1,985 41,764
S&P Global, Inc. ....................................................... 679 288,881
State Street Corp. ....................................................... 649 50,181
Synchrony Financial ..................................................... 874 37,687
T. Rowe Price Group, Inc. ................................................. 473 57,668
The Allstate Corp. ...................................................... 566 97,924
The Bank of New York Mellon Corp. ......................................... 1,629 93,863
The Charles Schwab Corp. ................................................ 3,613 261,364
The Goldman Sachs Group, Inc. ............................................ 701 292,801
The Hartford Financial Services Group, Inc. .................................... 641 66,055
The PNC Financial Services Group, Inc. ...................................... 858 138,653
The Progressive Corp. ................................................... 1,265 261,627
The Travelers Cos., Inc. .................................................. 494 113,689
Truist Financial Corp. .................................................... 2,881 112,301
U.S. Bancorp .......................................................... 3,365 150,416
Visa, Inc., Class A ...................................................... 3,415 953,058
W.R. Berkley Corp. ..................................................... 434 38,383
Wells Fargo & Co. ...................................................... 7,737 448,437
Willis Towers Watson PLC ................................................ 221 60,775
12,650,543
Health Care (12.2%):
Abbott Laboratories ..................................................... 3,730 423,952
AbbVie, Inc. .......................................................... 3,821 695,804
Agilent Technologies, Inc. ................................................. 632 91,962
Align Technology, Inc.(a) ................................................. 152 49,844
Alnylam Pharmaceuticals, Inc.(a) ........................................... 271 40,501
Amgen, Inc. ........................................................... 1,158 329,243
Avantor, Inc.(a) ........................................................ 1,431 36,591
Baxter International, Inc. ................................................. 1,093 46,715
Becton Dickinson & Co. .................................................. 625 154,656
Biogen, Inc.(a) ......................................................... 312 67,277
BioMarin Pharmaceutical, Inc.(a) ........................................... 400 34,936
Boston Scientific Corp.(a) ................................................. 3,163 216,634
Bristol-Myers Squibb Co. ................................................. 4,376 237,310
Cardinal Health, Inc. .................................................... 523 58,524
Cencora, Inc. .......................................................... 374 90,878
Centene Corp.(a) ....................................................... 1,146 89,938

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
CVS Health Corp. ...................................................... 2,720 $ 216,947
Danaher Corp. ......................................................... 1,460 364,591
Dexcom, Inc.(a) ........................................................ 817 113,318
Edwards Lifesciences Corp.(a) ............................................. 1,282 122,508
Elevance Health, Inc. .................................................... 501 259,789
Eli Lilly & Co. ......................................................... 1,839 1,430,668
Exact Sciences Corp.(a) .................................................. 389 26,864
GE HealthCare Technologies, Inc. ........................................... 882 80,183
Gilead Sciences, Inc. .................................................... 2,695 197,409
HCA Healthcare, Inc. .................................................... 415 138,415
Hologic, Inc.(a) ........................................................ 501 39,058
Humana, Inc. .......................................................... 260 90,147
IDEXX Laboratories, Inc.(a) ............................................... 178 96,108
Illumina, Inc.(a) ........................................................ 343 47,101
Incyte Corp.(a) ......................................................... 480 27,346
Insulet Corp.(a) ........................................................ 150 25,710
Intuitive Surgical, Inc.(a) ................................................. 758 302,510
IQVIA Holdings, Inc.(a) .................................................. 390 98,627
Johnson & Johnson ..................................................... 5,208 823,854
Laboratory Corp. of America Holdings ........................................ 182 39,760
McKesson Corp. ....................................................... 284 152,465
Medtronic PLC ........................................................ 2,873 250,382
Merck & Co., Inc. ...................................................... 5,476 722,558
Mettler-Toledo International, Inc.(a) ......................................... 46 61,239
Moderna, Inc.(a) ....................................................... 726 77,363
Molina Healthcare, Inc.(a) ................................................ 125 51,354
Pfizer, Inc. ............................................................ 12,223 339,188
Quest Diagnostics, Inc. ................................................... 238 31,680
Regeneron Pharmaceuticals, Inc.(a) .......................................... 228 219,448
ResMed, Inc. .......................................................... 316 62,577
Revvity, Inc. .......................................................... 266 27,930
Royalty Pharma PLC, Class A .............................................. 820 24,903
STERIS PLC .......................................................... 213 47,887
Stryker Corp. .......................................................... 773 276,633
The Cigna Group ....................................................... 622 225,904
The Cooper Cos., Inc.(a) .................................................. 430 43,628
Thermo Fisher Scientific, Inc. .............................................. 824 478,917
UnitedHealth Group, Inc. ................................................. 1,993 985,937
Veeva Systems, Inc., Class A(a) ............................................. 317 73,446
Vertex Pharmaceuticals, Inc.(a) ............................................. 558 233,250
Viatris, Inc. ........................................................... 2,575 30,745
Waters Corp.(a) ........................................................ 128 44,061
West Pharmaceutical Services, Inc. .......................................... 158 62,522
Zimmer Biomet Holdings, Inc. ............................................. 444 58,599
Zoetis, Inc. ........................................................... 991 167,687
11,955,981
Industrials (8.8%):
3M Co. .............................................................. 1,196 126,860
AMETEK, Inc. ........................................................ 498 91,084
Automatic Data Processing, Inc. ............................................ 885 221,020
Axon Enterprise, Inc.(a) .................................................. 153 47,871
Booz Allen Hamilton Holding Corp. ......................................... 276 40,969
Broadridge Financial Solutions, Inc. ......................................... 253 51,830
Builders FirstSource, Inc.(a) ............................................... 258 53,806
Carlisle Cos., Inc. ....................................................... 102 39,969
Carrier Global Corp. ..................................................... 1,816 105,564
Caterpillar, Inc. ........................................................ 1,079 395,378
Cintas Corp. .......................................................... 187 128,475
Copart, Inc.(a) ......................................................... 1,890 109,469
CSX Corp. ............................................................ 4,232 156,880
Cummins, Inc. ......................................................... 302 88,984
Deere & Co. .......................................................... 559 229,604
Delta Air Lines, Inc. ..................................................... 1,387 66,396

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Dover Corp. ........................................................... 301 $ 53,334
Eaton Corp. PLC ....................................................... 862 269,530
Emerson Electric Co. .................................................... 1,231 139,620
Equifax, Inc. .......................................................... 267 71,428
Expeditors International of Washington, Inc. .................................... 309 37,565
Fastenal Co. ........................................................... 1,237 95,422
FedEx Corp. .......................................................... 496 143,711
Fortive Corp. .......................................................... 758 65,203
General Dynamics Corp. .................................................. 590 166,669
General Electric Co. ..................................................... 2,349 412,320
Graco, Inc. ........................................................... 361 33,739
HEICO Corp., Class A ................................................... 164 25,246
HEICO Corp. .......................................................... 91 17,381
Honeywell International, Inc. .............................................. 1,411 289,608
Howmet Aerospace, Inc. .................................................. 885 60,561
Hubbell, Inc. .......................................................... 116 48,146
IDEX Corp. ........................................................... 163 39,775
Illinois Tool Works, Inc. .................................................. 645 173,073
Ingersoll Rand, Inc. ..................................................... 872 82,796
J.B. Hunt Transport Services, Inc. ........................................... 177 35,267
Jacobs Solutions, Inc. .................................................... 269 41,353
Johnson Controls International PLC .......................................... 1,463 95,563
L3Harris Technologies, Inc. ............................................... 409 87,158
Leidos Holdings, Inc. .................................................... 290 38,016
Lennox International, Inc. ................................................. 69 33,724
Lockheed Martin Corp. ................................................... 523 237,897
Nordson Corp. ......................................................... 111 30,474
Norfolk Southern Corp. .................................................. 489 124,631
Northrop Grumman Corp. ................................................. 324 155,086
Old Dominion Freight Line, Inc. ............................................ 406 89,040
Otis Worldwide Corp. .................................................... 876 86,960
PACCAR, Inc. ......................................................... 1,114 138,013
Parker-Hannifin Corp. ................................................... 277 153,954
Paychex, Inc. .......................................................... 695 85,346
Paycom Software, Inc. ................................................... 109 21,692
Quanta Services, Inc. .................................................... 312 81,058
Republic Services, Inc. ................................................... 680 130,179
Rockwell Automation, Inc. ................................................ 248 72,250
Rollins, Inc. ........................................................... 614 28,410
RTX Corp. ............................................................ 2,870 279,911
Snap-on, Inc. .......................................................... 112 33,177
Southwest Airlines Co. ................................................... 1,286 37,538
SS&C Technologies Holdings, Inc. .......................................... 465 29,932
Stanley Black & Decker, Inc. .............................................. 327 32,023
Textron, Inc. .......................................................... 415 39,811
The Boeing Co.(a) ...................................................... 1,319 254,554
Trane Technologies PLC .................................................. 490 147,098
TransDigm Group, Inc. ................................................... 117 144,097
TransUnion ........................................................... 418 33,356
Uber Technologies, Inc.(a) ................................................ 4,321 332,674
Union Pacific Corp. ..................................................... 1,316 323,644
United Airlines Holdings, Inc.(a) ............................................ 707 33,851
United Parcel Service, Inc., Class B .......................................... 1,574 233,944
United Rentals, Inc. ..................................................... 145 104,561
Veralto Corp. .......................................................... 512 45,394
Verisk Analytics, Inc. .................................................... 308 72,605
Vertiv Holdings Co., Class A ............................................... 774 63,213
W.W. Grainger, Inc. ..................................................... 96 97,661
Waste Management, Inc. .................................................. 868 185,014
Watsco, Inc. ........................................................... 73 31,534
Westinghouse Air Brake Technologies Corp. .................................... 379 55,213
Xylem, Inc. ........................................................... 522 67,463
8,623,625

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
IT Services (1.4%):
Accenture PLC, Class A .................................................. 1,354 $ 469,310
Akamai Technologies, Inc.(a) .............................................. 322 35,021
Cloudflare, Inc., Class A(a) ................................................ 633 61,293
Cognizant Technology Solutions Corp., Class A ................................. 1,076 78,860
EPAM Systems, Inc.(a) ................................................... 122 33,691
Gartner, Inc.(a) ........................................................ 164 78,174
International Business Machines Corp. ........................................ 1,983 378,674
MongoDB, Inc.(a) ...................................................... 151 54,155
Okta, Inc.(a) .......................................................... 341 35,675
Snowflake, Inc., Class A(a) ................................................ 656 106,010
VeriSign, Inc.(a) ........................................................ 216 40,934
1,371,797
Materials (2.3%):
Air Products and Chemicals, Inc. ............................................ 474 114,836
Albemarle Corp. ....................................................... 253 33,330
Amcor PLC ........................................................... 3,120 29,671
Avery Dennison Corp. ................................................... 172 38,399
Ball Corp. ............................................................ 679 45,738
Celanese Corp. ......................................................... 235 40,387
CF Industries Holdings, Inc. ............................................... 405 33,700
Corteva, Inc. .......................................................... 1,517 87,486
Dow, Inc. ............................................................ 1,518 87,938
DuPont de Nemours, Inc. ................................................. 902 69,156
Ecolab, Inc. ........................................................... 550 126,995
Freeport-McMoRan, Inc. ................................................. 3,055 143,646
International Flavors & Fragrances, Inc. ....................................... 497 42,737
International Paper Co. ................................................... 740 28,875
Linde PLC ............................................................ 1,025 475,928
Lyondellbasell Industries NV, Class A ........................................ 559 57,175
Martin Marietta Materials, Inc. ............................................. 133 81,654
Newmont Corp. ........................................................ 2,492 89,313
Nucor Corp. ........................................................... 518 102,512
Packaging Corp. of America ............................................... 190 36,058
PPG Industries, Inc. ..................................................... 507 73,464
Reliance, Inc. .......................................................... 123 41,104
Steel Dynamics, Inc. ..................................................... 320 47,434
The Mosaic Co. ........................................................ 692 22,462
The Sherwin-Williams Co. ................................................ 507 176,096
Vulcan Materials Co. .................................................... 286 78,055
Westlake Corp. ........................................................ 71 10,849
2,214,998
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 374 48,212
American Tower Corp. ................................................... 1,004 198,380
AvalonBay Communities, Inc. .............................................. 306 56,781
CBRE Group, Inc., Class A(a) .............................................. 656 63,790
CoStar Group, Inc.(a) .................................................... 873 84,332
Crown Castle, Inc. ...................................................... 936 99,057
Digital Realty Trust, Inc. .................................................. 675 97,227
Equinix, Inc. .......................................................... 204 168,367
Equity Residential ...................................................... 807 50,930
Essex Property Trust, Inc. ................................................. 138 33,784
Extra Space Storage, Inc. ................................................. 453 66,591
Gaming and Leisure Properties, Inc. ......................................... 552 25,431
Invitation Homes, Inc. ................................................... 1,320 47,005
Iron Mountain, Inc. ..................................................... 628 50,372
Mid-America Apartment Communities, Inc. .................................... 251 33,027
Prologis, Inc. .......................................................... 1,993 259,529
Public Storage ......................................................... 342 99,201
Realty Income Corp. .................................................... 1,862 100,734
SBA Communications Corp. ............................................... 232 50,274

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Simon Property Group, Inc. ............................................... 700 $ 109,543
Sun Communities, Inc. ................................................... 266 34,202
UDR, Inc. ............................................................ 710 26,561
Ventas, Inc. ........................................................... 867 37,749
VICI Properties, Inc. .................................................... 2,251 67,057
Welltower, Inc. ......................................................... 1,231 115,025
Weyerhaeuser Co. ...................................................... 1,574 56,522
WP Carey, Inc. ......................................................... 468 26,414
2,106,097
Semiconductors & Semiconductor Equipment (9.9%):
Advanced Micro Devices, Inc.(a) ............................................ 3,461 624,676
Analog Devices, Inc. .................................................... 1,070 211,635
Applied Materials, Inc. ................................................... 1,793 369,770
Broadcom, Inc. ........................................................ 983 1,302,878
Enphase Energy, Inc.(a) .................................................. 282 34,116
Entegris, Inc. .......................................................... 324 45,535
First Solar, Inc.(a) ...................................................... 217 36,630
Intel Corp. ............................................................ 9,151 404,200
KLA Corp. ........................................................... 292 203,982
Lam Research Corp. ..................................................... 282 273,983
Marvell Technology, Inc. ................................................. 1,850 131,128
Microchip Technology, Inc. ................................................ 1,145 102,718
Micron Technology, Inc. .................................................. 2,375 279,989
Monolithic Power Systems, Inc. ............................................ 100 67,742
NVIDIA Corp. ......................................................... 5,199 4,697,608
ON Semiconductor Corp.(a) ............................................... 919 67,592
QUALCOMM, Inc. ..................................................... 2,412 408,352
Skyworks Solutions, Inc. ................................................. 346 37,479
Teradyne, Inc. ......................................................... 330 37,234
Texas Instruments, Inc. ................................................... 1,966 342,497
9,679,744
Software (11.1%):
Adobe, Inc.(a) ......................................................... 972 490,471
ANSYS, Inc.(a) ........................................................ 188 65,266
Atlassian Corp., Class A(a) ................................................ 318 62,045
Autodesk, Inc.(a) ....................................................... 462 120,314
Bentley Systems, Inc., Class B ............................................. 454 23,708
Cadence Design Systems, Inc.(a) ............................................ 584 181,787
Corpay, Inc.(a) ......................................................... 146 45,047
Crowdstrike Holdings, Inc., Class A(a) ....................................... 481 154,204
Datadog, Inc., Class A(a) ................................................. 594 73,418
Dynatrace, Inc.(a) ...................................................... 595 27,632
Fair Isaac Corp.(a) ...................................................... 52 64,980
Fortinet, Inc.(a) ........................................................ 1,363 93,107
Gen Digital, Inc. ....................................................... 1,253 28,067
HubSpot, Inc.(a) ....................................................... 105 65,789
Intuit, Inc. ............................................................ 589 382,850
Microsoft Corp. ........................................................ 15,849 6,667,991
Oracle Corp. .......................................................... 3,457 434,234
Palantir Technologies, Inc., Class A(a) ........................................ 4,011 92,293
Palo Alto Networks, Inc.(a) ................................................ 690 196,050
PTC, Inc.(a) ........................................................... 256 48,369
Roper Technologies, Inc. .................................................. 231 129,554
Salesforce, Inc. ........................................................ 2,035 612,901
ServiceNow, Inc.(a) ..................................................... 442 336,981
Synopsys, Inc.(a) ....................................................... 329 188,023
Tyler Technologies, Inc.(a) ................................................ 91 38,676
Unity Software, Inc.(a) ................................................... 548 14,632
Workday, Inc., Class A(a) ................................................. 446 121,646
Zoom Video Communications, Inc., Class A(a) .................................. 504 32,946

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Zscaler, Inc.(a) ......................................................... 192 $ 36,985
10,829,966
Technology Hardware, Storage & Peripherals (6.3%):
Apple, Inc. ........................................................... 33,410 5,729,147
Dell Technologies, Inc., Class C ............................................ 512 58,424
Hewlett Packard Enterprise Co. ............................................. 2,804 49,715
HP, Inc. .............................................................. 2,114 63,885
NetApp, Inc. .......................................................... 445 46,712
Seagate Technology Holdings PLC .......................................... 451 41,965
Super Micro Computer, Inc.(a) ............................................. 103 104,033
Western Digital Corp.(a) .................................................. 695 47,427
6,141,308
Utilities (2.1%):
Alliant Energy Corp. .................................................... 553 27,871
Ameren Corp. ......................................................... 574 42,453
American Electric Power Co., Inc. ........................................... 1,138 97,982
American Water Works Co., Inc. ............................................ 421 51,450
Atmos Energy Corp. ..................................................... 326 38,752
CenterPoint Energy, Inc. .................................................. 1,364 38,860
CMS Energy Corp. ...................................................... 634 38,256
Consolidated Edison, Inc. ................................................. 747 67,835
Constellation Energy Corp. ................................................ 685 126,622
Dominion Energy, Inc. ................................................... 1,811 89,083
DTE Energy Co. ....................................................... 446 50,015
Duke Energy Corp. ...................................................... 1,666 161,119
Edison International ..................................................... 832 58,847
Entergy Corp. ......................................................... 459 48,507
Evergy, Inc. ........................................................... 490 26,156
Eversource Energy ...................................................... 753 45,007
Exelon Corp. .......................................................... 2,161 81,189
FirstEnergy Corp. ....................................................... 1,242 47,966
NextEra Energy, Inc. .................................................... 4,423 282,674
PG&E Corp. .......................................................... 4,349 72,889
PPL Corp. ............................................................ 1,593 43,855
Public Service Enterprise Group, Inc. ......................................... 1,078 71,989
Sempra .............................................................. 1,368 98,264
The AES Corp. ........................................................ 1,531 27,451
The Southern Co. ....................................................... 2,357 169,091
WEC Energy Group, Inc. ................................................. 682 56,006
Xcel Energy, Inc. ....................................................... 1,200 64,500
2,024,689
Total Common Stocks (Cost $22,647,571) 97,216,666
Total Investments (Cost $22,647,571) — 99.5% 97,216,666
Other assets in excess of liabilities — 0.5% 524,445
NET ASSETS - 100.00% $ 97,741,111
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 6/21/24 $ 520,893 $ 530,850 $ 9,957
Total unrealized appreciation $ 9,957
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9,957

Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory High Yield VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (0.0%)
Health Care (0.0%):
Covis Parent SCA, Class A Shares(a)(b) ....................................... 147 $ —
Covis Parent SCA, Class B Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class C Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class D Shares(a)(b) ...................................... 147 —
Covis Parent SCA, Class E Shares(a)(b) ....................................... 147 —
—
Total Common Stocks (Cost $–) —
Principal Amount
Senior Secured Loans (15.1%)
Communication Services (0.5%):
Cengage Learning, Inc., Term B Loans, First Lien, 9.58% (SOFR01M+425bps), 3/18/31(c) .. $ 110,000 109,759
Consumer Discretionary (3.7%):
Bally's Corp., Term B Facility Loans, First Lien, 10/2/28(d) ......................... 250,000 234,453
Carnival Corp., Initial Advance, First Lien, 8.32% (SOFR01M+300bps), 8/9/27(c) ........ 124,063 124,141
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.07% (SOFR03M+475bps), 6/30/28(c) ... 143,750 898
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.56% (SOFR03M+325bps),
3/6/28(c) ......................................................... 170,353 157,278
The Michaels Cos., Inc., Term B Loans, First Lien, 9.56% (SOFR03M+425bps), 4/15/28(c) .. 291,750 261,116
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.33% (SOFR01M+300bps), 12/11/26(c) 11,580 11,567
789,453
Financials (5.3%):
Chariot Buyer LLC, Initial Term Loans, First Lien, 8.58% (SOFR01M+325bps), 11/3/28(c) .. 195,500 195,086
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien, 11.85% (SOFR03M+650bps),
2/18/27(c) ........................................................ 181,456 67,819
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps),
1/27/29(c) ........................................................ 247,475 247,940
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.82% (SOFR03M+350bps),
2/26/29(c) ........................................................ 100,000 98,672
Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps),
12/23/28(c) ....................................................... 488,750 208,535
Men's Wearhouse, Inc.Term Loans, First Lien, 11.82% (SOFR03M+650bps), 2/21/29(c) .... 100,000 99,000
WestJet Loyalty LP, Initial Term Loan, First Lien, 9.07% (SOFR01M+375bps), 2/1/31(c) ... 200,000 199,834
1,116,886
Health Care (4.5%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien, 10.83% (SOFR01M+550bps),
3/23/25(c) ........................................................ 248,438 247,739
Global Medical Response, Inc., 2020 Term Loan, First Lien, 9.58% (SOFR03M+425bps),
10/2/25(c) ........................................................ 249,356 232,058
Global Medical Response, Inc., Incremental Term Loan B, First Lien, 9.56%
(SOFR03M+425bps), 3/14/25(c) ........................................ 116,057 107,957
LifeScan Global Corporation, Term Loan, First Lien, 11.88% (SOFR06M+650bps),
12/31/26(c) ....................................................... 309,447 185,668
Radiology Partners, Inc., Term B, First Lien, 8.83% (SOFR03M+350bps), 7/9/25(c) ....... 195,776 188,715
962,137
Industrials (1.1%):
Air Canada, Term Loans, First Lien, 7.83% (SOFR03M+250bps), 3/21/31(c) ............ 150,000 150,094
Cotiviti Corporation, Term Loan, First Lien, 2/24/31(d) ............................ 75,000 75,094
225,188
Total Senior Secured Loans (Cost $3,859,793) 3,203,423
Corporate Bonds (62.7%)
Communication Services (8.7%):
AMC Networks, Inc., 10.25%, 1/15/29, Callable 1/15/26 @ 105.13(e) ................. 125,000 125,908
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(e) ................................................... 250,000 258,957

Victory Variable Insurance Funds
Victory High Yield VIP Series
2
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(e) ....... $ 200,000 $ 198,795
CSC Holdings LLC
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(e) ............................. 100,000 100,027
6.50%, 2/1/29, Callable 4/15/24 @ 103.25(e) ............................... 200,000 170,000
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 5/6/24 @ 101.69(e) ......... 191,000 112,120
Frontier Communications Holdings LLC, 5.88%, 10/15/27, Callable 5/6/24 @ 102.94(e) .... 125,000 120,990
Gray Television, Inc.
7.00%, 5/15/27, Callable 4/15/24 @ 103.5(e)(f) ............................. 250,000 232,761
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(e) ............................ 125,000 82,052
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(e)(f) .......... 250,000 180,125
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(e) .......... 250,000 247,378
1,829,113
Consumer Discretionary (19.9%):
Academy Ltd., 6.00%, 11/15/27, Callable 4/15/24 @ 103(e) ........................ 200,000 197,042
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 5/6/24 @
102.69(e) ......................................................... 375,000 349,609
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 4/15/24 @ 104.06(e) ............................... 400,000 409,645
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(e) .............................. 250,000 252,452
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(e) .......... 150,000 163,667
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(e)(f) ................. 250,000 236,710
Hanesbrands, Inc.
4.88%, 5/15/26, Callable 2/15/26 @ 100(e) ................................ 250,000 243,641
9.00%, 2/15/31, Callable 2/15/26 @ 104.5(e)(f) ............................. 250,000 256,794
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%,
1/15/32, Callable 1/15/27 @ 103.31(e) .................................... 250,000 250,741
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 4/22/24 @ 103.5(e) ......... 475,000 478,996
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28, Callable 5/6/24 @ 102.38(e) ............................... 125,000 116,727
7.75%, 2/15/29, Callable 5/6/24 @ 103.88(e) ............................... 75,000 73,035
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable
9/1/26 @ 102.98(e) ................................................. 250,000 183,212
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(e) ................................................. 250,000 241,757
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(e)(f) ..................... 375,000 289,972
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(e) .................. 125,000 93,743
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(e) ........................................................... 350,000 362,316
4,200,059
Consumer Staples (1.1%):
B&G Foods, Inc., 5.25%, 9/15/27, Callable 5/6/24 @ 101.31 ........................ 250,000 233,769
Energy (11.6%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 5/6/24 @ 103.81(e) .................. 50,000 51,392
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(e) .................. 375,000 397,040
CITGO Petroleum Corp.
7.00%, 6/15/25, Callable 5/6/24 @ 101.75(e) ............................... 250,000 249,741
8.38%, 1/15/29, Callable 10/15/25 @ 104.19(e) ............................. 500,000 523,906
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 4/22/24 @ 103.38(e) ............... 375,000 357,606
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 3/15/29, Callable 3/15/26
@ 104.31(e) ...................................................... 125,000 127,659
New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 5/6/24 @ 101.63(e) ............... 250,000 240,776
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(e) .......... 350,000 344,190
Talos Production, Inc.
9.00%, 2/1/29, Callable 2/1/26 @ 104.5(e) ................................. 100,000 106,275
9.38%, 2/1/31, Callable 2/1/27 @ 104.69(e) ................................ 50,000 53,222
2,451,807
Financials (3.6%):
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(e) .................. 125,000 131,215
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(e) ............ 100,000 104,713
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 5/6/24 @ 102.63(e) ... 100,000 94,983

Victory Variable Insurance Funds
Victory High Yield VIP Series
3
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
McGraw-Hill Education, Inc., 8.00%, 8/1/29, Callable 8/1/24 @ 104(e) ................ $ 125,000 $ 117,678
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 5/6/24 @ 102.75(e) ................ 100,000 94,674
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e) .................. 250,000 227,250
770,513
Health Care (4.6%):
CHS/Community Health Systems, Inc.
6.13%, 4/1/30, Callable 4/1/25 @ 103.06(e) ................................ 200,000 144,005
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(e) .............................. 25,000 20,394
LifePoint Health, Inc.
5.38%, 1/15/29, Callable 5/6/24 @ 102.69(e) ............................... 100,000 82,181
11.00%, 10/15/30, Callable 10/15/26 @ 105.5(e) ............................ 150,000 160,343
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(e) ......................................................... 150,000 132,842
Radiology Partners, Inc., 9.78%, 2/15/30, Callable 5/6/24 @ 100(e)(f)(g) ............... 315,494 255,110
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/22/24 @ 100(e) ................ 200,000 184,484
979,359
Industrials (7.0%):
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(e) .............................. 125,000 126,871
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(e) ............................. 100,000 105,606
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(e) ................ 150,000 147,555
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(e) .................... 100,000 103,863
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(e) ..................... 250,000 228,281
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 5/6/24 @ 103.25(e) ........................................... 162,500 163,670
Pike Corp., 5.50%, 9/1/28, Callable 5/6/24 @ 102.75(e) ........................... 400,000 382,521
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(e) ............... 100,000 91,693
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 5/6/24 @ 103.63(e) ............... 125,000 127,628
1,477,688
Information Technology (3.2%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(e) .............................. 250,000 237,398
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(e) ............................... 200,000 191,900
Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(e) .............. 250,000 236,532
665,830
Materials (3.0%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 5/6/24
@ 101.31(e)(f) ..................................................... 190,000 119,998
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 250,000 231,690
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(e) 300,000 288,450
640,138
Total Corporate Bonds (Cost $13,479,213) 13,248,276
Yankee Dollars (16.1%)
Communication Services (2.8%):
Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(e) .............. 375,000 349,361
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 4/22/24 @ 102.81(e) ............. 400,000 238,641
588,002
Consumer Discretionary (4.8%):
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(e) .......................... 275,000 271,540
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(e) ........... 250,000 259,508
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 5/6/24 @ 102.81(e) ........ 500,000 486,415
1,017,463
Energy (4.2%):
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 5/6/24 @ 101.41(e) .......... 100,000 99,000
Seadrill Finance Ltd., 8.38%, 8/1/30, Callable 8/1/26 @ 104.19(e) .................... 250,000 262,383
TechnipFMC PLC, 6.50%, 2/1/26, Callable 5/7/24 @ 101.63(e) ...................... 200,000 199,332

Victory Variable Insurance Funds
Victory High Yield VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Transocean, Inc.
8.00%, 2/1/27, Callable 4/15/24 @ 102(e) ................................. $ 225,000 $ 223,416
7.50%, 4/15/31 .................................................... 100,000 92,926
877,057
Financials (1.2%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(e) ......................................................... 250,000 263,418
Health Care (0.7%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 5/6/24 @ 103.06(e) ................. 250,000 155,949
Industrials (1.1%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/6/24 @ 100(e) ........................ 148,000 148,227
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(e)(f) ..................................................... 100,000 73,785
222,012
Materials (1.3%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(e)(f) ................ 75,000 73,667
NOVA Chemicals Corp., 9.00%, 2/15/30, Callable 8/15/26 @ 104.5(e) ................. 200,000 206,667
280,334
Total Yankee Dollars (Cost $3,440,925) 3,404,235
U.S. Government Agency Mortgages (2.4%)
Federal Home Loan Bank
5.15%, 4/1/24(h) ................................................... 500,000 499,926
Total U.S. Government Agency Mortgages (Cost $500,000) 499,926
Shares
Exchange-Traded Funds (1.0%)
SPDR Blackstone Senior Loan ETF .......................................... 5,000 210,550
Total Exchange-Traded Funds (Cost $210,100) 210,550
Collateral for Securities Loaned (8.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(i) ........ 428,343 428,343
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(i) ............ 428,343 428,343
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(i) ................ 428,343 428,343
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(i) . 428,343 428,343
Total Collateral for Securities Loaned (Cost $1,713,372) 1,713,372
Total Investments (Cost $23,203,403) — 105.4% 22,279,782
Liabilities in excess of other assets — (5.4)% (1,136,677)
NET ASSETS - 100.00% $ 21,143,105
At March 31, 2024, the Fund's investments in foreign securities were 16.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$16,094,126 and amounted to 76.1% of net assets.
(f) All or a portion of this security is on loan.
(g) All of the coupon is PIK.
(h) Rate represents the effective yield at March 31, 2024.
(i) Rate disclosed is the daily yield on March 31, 2024.

Victory Variable Insurance Funds
Victory High Yield VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory RS International VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (97.5%)
Australia (6.3%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 43,179 $ 1,208,773
Financials (1.2%):
Macquarie Group Ltd. ................................................... 10,701 1,391,639
Health Care (1.0%):
CSL Ltd. ............................................................. 6,667 1,250,625
Materials (2.0%):
BHP Group Ltd. ........................................................ 84,621 2,446,163
Real Estate (1.1%):
Scentre Group ......................................................... 619,373 1,367,585
7,664,785
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV ........................................................... 10,310 834,797
China (0.4%):
Communication Services (0.4%):
Tencent Holdings Ltd. ................................................... 13,700 533,628
Denmark (5.1%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 9,209 1,486,657
Health Care (3.9%):
Novo Nordisk A/S , Class B ................................................ 36,653 4,702,456
6,189,113
France (11.0%):
Consumer Discretionary (3.6%):
La Francaise des Jeux SAEM (a) ............................................ 29,625 1,207,281
LVMH Moet Hennessy Louis Vuitton SE ...................................... 3,496 3,145,258
4,352,539
Consumer Staples (2.3%):
L'Oreal SA ........................................................... 5,859 2,774,276
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 5,779 863,912
Industrials (2.6%):
Rexel SA ............................................................. 41,637 1,124,579
Safran SA ............................................................ 8,936 2,023,474
3,148,053
Information Technology (0.4%):
Capgemini SE ......................................................... 2,361 543,217
Materials (1.4%):
Arkema SA ........................................................... 16,301 1,715,930
13,397,927
Germany (8.2%):
Consumer Discretionary (1.1%):
Volkswagen AG , Preference Shares .......................................... 9,879 1,310,014
Financials (2.0%):
Allianz SE , Registered Shares .............................................. 7,887 2,363,546

Victory Variable Insurance Funds
Victory RS International VIP Series
2
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 14,264 $ 2,723,179
Information Technology (2.2%):
SAP SE .............................................................. 13,662 2,659,886
Utilities (0.7%):
RWE AG ............................................................. 25,974 882,663
9,939,288
Hong Kong (1.9%):
Financials (1.2%):
AIA Group Ltd. ........................................................ 205,600 1,383,019
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 214,000 881,847
2,264,866
Ireland (2.0%):
Industrials (1.0%):
Ryanair Holdings PLC , ADR (b) ............................................ 7,968 1,160,061
Materials (1.0%):
James Hardie Industries PLC (b) ............................................ 30,724 1,234,618
2,394,679
Italy (0.9%):
Utilities (0.9%):
Snam SpA ............................................................ 226,417 1,068,927
Japan (23.5%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 58,000 1,086,722
Kakaku.com, Inc. ....................................................... 88,100 1,068,916
2,155,638
Consumer Discretionary (3.9%):
Toyota Motor Corp. ..................................................... 143,100 3,617,326
ZOZO, Inc. (c) ......................................................... 45,600 1,131,934
4,749,260
Consumer Staples (1.1%):
Toyo Suisan Kaisha Ltd. .................................................. 21,000 1,284,232
Financials (2.9%):
Mizuho Financial Group, Inc. .............................................. 84,000 1,661,346
Tokio Marine Holdings, Inc. ............................................... 61,500 1,928,050
3,589,396
Health Care (2.7%):
Hoya Corp. ........................................................... 15,700 1,963,872
Shionogi & Co. Ltd. ..................................................... 25,400 1,298,156
3,262,028
Industrials (6.3%):
Fuji Electric Co. Ltd. .................................................... 27,100 1,818,773
MISUMI Group, Inc. .................................................... 48,100 670,170
Mitsubishi Heavy Industries Ltd. ............................................ 206,000 1,867,294
Nippon Yusen KK ...................................................... 46,100 1,265,801
OKUMA Corp. ........................................................ 8,900 423,355
Sanwa Holdings Corp. ................................................... 93,500 1,635,024
7,680,417
Information Technology (3.1%):
Disco Corp. ........................................................... 3,900 1,425,769
Fujitsu Ltd. ........................................................... 73,000 1,168,446

Victory Variable Insurance Funds
Victory RS International VIP Series
3
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Oracle Corp. .......................................................... 15,600 $ 1,173,293
3,767,508
Real Estate (1.0%):
Sumitomo Realty & Development Co. Ltd. .................................... 31,600 1,177,557
Utilities (0.7%):
Tokyo Gas Co. Ltd. ..................................................... 38,000 863,961
28,529,997
Netherlands (6.7%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 362,792 1,356,804
Financials (1.7%):
ING Groep NV ........................................................ 129,979 2,139,588
Industrials (1.2%):
Wolters Kluwer NV ..................................................... 9,016 1,411,621
Information Technology (2.7%):
ASM International NV ................................................... 3,109 1,903,699
ASML Holding NV ..................................................... 1,402 1,358,999
3,262,698
8,170,711
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 43,803 670,810
Norway (1.0%):
Energy (0.3%):
Aker BP ASA ......................................................... 15,074 378,229
Financials (0.7%):
SpareBank 1 SMN ...................................................... 68,119 867,444
1,245,673
Spain (2.6%):
Communication Services (0.0%):(d)
Telefonica SA ......................................................... 1 4
Financials (2.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 265,463 3,160,833
3,160,837
Sweden (1.7%):
Industrials (1.7%):
Atlas Copco AB , Class B ................................................. 137,669 2,033,802
Switzerland (11.8%):
Consumer Staples (3.6%):
Coca-Cola HBC AG ..................................................... 45,266 1,430,128
Nestle SA , Registered Shares .............................................. 28,335 3,011,093
4,441,221
Financials (3.2%):
Partners Group Holding AG ............................................... 1,297 1,853,054
UBS Group AG ........................................................ 66,015 2,033,002
3,886,056
Health Care (5.0%):
Novartis AG , Registered Shares ............................................. 31,041 3,007,083
Roche Holding AG ...................................................... 10,071 2,571,746

Victory Variable Insurance Funds
Victory RS International VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Sandoz Group AG (b) .................................................... 16,727 $ 505,001
6,083,830
14,411,107
United Kingdom (13.2%):
Consumer Discretionary (2.1%):
Greggs PLC ........................................................... 34,076 1,235,795
Next PLC ............................................................ 10,731 1,250,599
2,486,394
Consumer Staples (2.2%):
Diageo PLC ........................................................... 36,050 1,333,659
Imperial Brands PLC .................................................... 58,291 1,302,807
2,636,466
Energy (3.0%):
BP PLC .............................................................. 179,300 1,124,597
Shell PLC ............................................................ 76,918 2,551,582
3,676,179
Financials (3.2%):
Barclays PLC ......................................................... 657,663 1,523,922
HSBC Holdings PLC .................................................... 247,218 1,932,067
Legal & General Group PLC ............................................... 134,178 430,983
3,886,972
Industrials (0.7%):
Ashtead Group PLC ..................................................... 12,687 903,501
Materials (1.5%):
Rio Tinto PLC ......................................................... 28,737 1,816,525
Utilities (0.5%):
Centrica PLC .......................................................... 406,147 654,600
16,060,637
Total Common Stocks (Cost $83,822,564) 118,571,584
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF (c) ............................................... 1,564 124,901
Total Exchange-Traded Funds (Cost $102,181) 124,901
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 169,000 169,000
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (e) ............ 169,000 169,000
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 295,936 295,936
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (e) . 169,000 169,000
Total Collateral for Securities Loaned (Cost $802,936) 802,936
Total Investments (Cost $84,727,681) — 98.3% 119,499,421
Other assets in excess of liabilities — 1.7% 2,076,753
NET ASSETS - 100.00% $ 121,576,174
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was $1,207,281 and amounted to 1.0% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on March 31, 2024.

Victory Variable Insurance Funds
Victory RS International VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Communication Services (6.4%):
Alphabet, Inc. , Class A (a) ................................................. 191,170 $ 28,853,288
Take-Two Interactive Software, Inc. (a) ........................................ 58,750 8,723,787
TKO Group Holdings, Inc. ................................................ 197,260 17,045,237
54,622,312
Consumer Discretionary (3.1%):
LKQ Corp. ........................................................... 319,220 17,049,540
Mattel, Inc. (a) ......................................................... 460,570 9,123,892
26,173,432
Consumer Staples (7.1%):
Keurig Dr Pepper, Inc. ................................................... 775,120 23,772,930
Mondelez International, Inc. , Class A ......................................... 243,160 17,021,200
U.S. Foods Holding Corp. (a) ............................................... 372,740 20,116,778
60,910,908
Energy (7.9%):
Chevron Corp. ......................................................... 78,180 12,332,113
Enterprise Products Partners LP ............................................. 572,860 16,716,055
Exxon Mobil Corp. ..................................................... 167,750 19,499,260
Marathon Oil Corp. ..................................................... 675,080 19,131,767
67,679,195
Financials (21.1%):
Cboe Global Markets, Inc. ................................................ 65,120 11,964,498
Citigroup, Inc. ......................................................... 456,960 28,898,150
Everest Group Ltd. ...................................................... 43,670 17,358,825
Fairfax Financial Holdings Ltd. ............................................. 28,070 30,260,637
JPMorgan Chase & Co. .................................................. 115,800 23,194,740
The Goldman Sachs Group, Inc. ............................................ 62,350 26,042,972
The PNC Financial Services Group, Inc. ...................................... 106,920 17,278,272
The Progressive Corp. ................................................... 122,940 25,426,451
180,424,545
Health Care (17.5%):
AbbVie, Inc. .......................................................... 108,040 19,674,084
GE HealthCare Technologies, Inc. ........................................... 94,670 8,606,450
Humana, Inc. .......................................................... 16,510 5,724,347
Johnson & Johnson ..................................................... 77,910 12,324,583
McKesson Corp. ....................................................... 23,060 12,379,761
Medtronic PLC ........................................................ 196,130 17,092,729
Merck & Co., Inc. ...................................................... 199,620 26,339,859
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 607,210 8,567,733
The Cigna Group ....................................................... 66,250 24,061,338
UnitedHealth Group, Inc. ................................................. 30,435 15,056,194
149,827,078
Industrials (15.5%):
FedEx Corp. .......................................................... 50,830 14,727,484
General Dynamics Corp. .................................................. 54,520 15,401,355
Johnson Controls International PLC .......................................... 195,030 12,739,360
Leidos Holdings, Inc. .................................................... 147,060 19,278,095
PACCAR, Inc. ......................................................... 105,145 13,026,414
Parker-Hannifin Corp. ................................................... 21,470 11,932,811
RTX Corp. ............................................................ 148,231 14,456,970
Sensata Technologies Holding PLC .......................................... 368,820 13,550,447
SS&C Technologies Holdings, Inc. .......................................... 272,620 17,548,549
132,661,485
Information Technology (10.5%):
Amphenol Corp. , Class A ................................................. 139,370 16,076,330
Analog Devices, Inc. .................................................... 70,560 13,956,062
Applied Materials, Inc. ................................................... 87,980 18,144,115

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
2
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Corpay, Inc. (a) ......................................................... 49,880 $ 15,389,975
Salesforce, Inc. ........................................................ 41,560 12,517,041
Zebra Technologies Corp. (a) ............................................... 44,990 13,561,786
89,645,309
Materials (3.3%):
PPG Industries, Inc. ..................................................... 89,310 12,941,019
Sealed Air Corp. ....................................................... 412,660 15,350,952
28,291,971
Real Estate (2.9%):
Equity LifeStyle Properties, Inc. ............................................ 189,480 12,202,512
Invitation Homes, Inc. ................................................... 341,110 12,146,927
24,349,439
Utilities (3.4%):
Exelon Corp. .......................................................... 388,910 14,611,349
Vistra Corp. ........................................................... 208,019 14,488,523
29,099,872
Total Common Stocks (Cost $631,614,866) 843,685,546
Total Investments (Cost $631,614,866) — 98.7% 843,685,546
Other assets in excess of liabilities — 1.3% 11,533,613
NET ASSETS - 100.00% $ 855,219,159
At March 31, 2024, the Fund's investments in foreign securities were 10.1% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (98.9%)
Consumer Discretionary (11.4%):
American Eagle Outfitters, Inc. ............................................. 45,100 $ 1,163,129
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 13,630 1,084,539
PVH Corp. ........................................................... 4,430 622,902
RH (a) ............................................................... 2,250 783,585
Shake Shack, Inc. , Class A (a) .............................................. 7,700 801,031
Skyline Champion Corp. (a) ................................................ 14,220 1,208,842
Sonos, Inc. (a) ......................................................... 47,890 912,783
Sweetgreen, Inc. , Class A (a) ............................................... 16,210 409,465
Under Armour, Inc. , Class C (a) ............................................. 155,520 1,110,413
Wayfair, Inc. , Class A (a) (b) ................................................ 7,730 524,712
YETI Holdings, Inc. (a) ................................................... 6,070 233,999
8,855,400
Consumer Staples (3.4%):
BellRing Brands, Inc. (a) .................................................. 6,040 356,541
Freshpet, Inc. (a) ........................................................ 12,250 1,419,285
Utz Brands, Inc. ........................................................ 45,020 830,169
2,605,995
Electronic Equipment, Instruments & Components (1.8%):
Badger Meter, Inc. ...................................................... 3,380 546,918
Fabrinet (a) ............................................................ 4,530 856,260
1,403,178
Energy (3.9%):
Matador Resources Co. ................................................... 13,380 893,383
Tidewater, Inc. (a) ....................................................... 9,890 909,880
Weatherford International PLC (a) ........................................... 10,760 1,241,919
3,045,182
Financials (8.3%):
Euronet Worldwide, Inc. (a) ................................................ 4,920 540,855
FirstCash Holdings, Inc. .................................................. 10,680 1,362,127
Flywire Corp. (a) ....................................................... 31,750 787,717
Payoneer Global, Inc. (a) .................................................. 117,310 570,127
Remitly Global, Inc. (a) ................................................... 30,820 639,207
Shift4 Payments, Inc. , Class A (a) ............................................ 9,070 599,255
Walker & Dunlop, Inc. ................................................... 7,930 801,406
Wintrust Financial Corp. .................................................. 7,200 751,608
WisdomTree, Inc. ....................................................... 44,500 408,955
6,461,257
Health Care (21.8%):
Acadia Healthcare Co., Inc. (a) .............................................. 9,060 717,733
Amicus Therapeutics, Inc. (a) ............................................... 50,760 597,953
Apellis Pharmaceuticals, Inc. (a) ............................................ 13,030 765,903
Apogee Therapeutics, Inc. (a) ............................................... 3,900 259,155
Arcellx, Inc. (a) ........................................................ 7,160 497,978
Biohaven Ltd. (a) ....................................................... 7,710 421,660
Blueprint Medicines Corp. (a) .............................................. 7,760 736,113
Bridgebio Pharma, Inc. (a) ................................................. 11,790 364,547
Cabaletta Bio, Inc. (a) .................................................... 14,480 247,029
Crinetics Pharmaceuticals, Inc. (a) ........................................... 9,590 448,908
Disc Medicine, Inc. (a) ................................................... 7,770 483,760
Evolent Health, Inc. , Class A (a) ............................................. 14,560 477,422
HealthEquity, Inc. (a) .................................................... 12,270 1,001,600
Ideaya Biosciences, Inc. (a) ................................................ 10,320 452,842
Immunome, Inc. (a) ...................................................... 14,590 360,081
Immunovant, Inc. (a) ..................................................... 12,100 390,951
Inspire Medical Systems, Inc. (a) ............................................ 3,440 738,878
Krystal Biotech, Inc. (a) ................................................... 3,850 685,030
MoonLake Immunotherapeutics (a) (b) ........................................ 5,490 275,763
Nuvalent, Inc. , Class A (a) ................................................. 6,420 482,078

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
2
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Olema Pharmaceuticals, Inc. (a) ............................................. 23,400 $ 264,888
Opthea Ltd. , ADR (a) .................................................... 35,890 147,508
PROCEPT BioRobotics Corp. (a) ............................................ 9,380 463,560
Pulmonx Corp. (a) ....................................................... 38,020 352,445
RadNet, Inc. (a) ........................................................ 16,330 794,618
REVOLUTION Medicines, Inc. (a) .......................................... 22,490 724,853
RxSight, Inc. (a) ........................................................ 6,630 341,975
SI-BONE, Inc. (a) ....................................................... 26,750 437,897
SpringWorks Therapeutics, Inc. (a) ........................................... 13,440 661,517
Surgery Partners, Inc. (a) .................................................. 30,070 896,988
Vaxcyte, Inc. (a) ........................................................ 9,480 647,579
Vericel Corp. (a) ........................................................ 6,780 352,696
Viking Therapeutics, Inc. (a) ............................................... 5,990 491,180
16,983,088
Industrials (22.8%):
AAR Corp. (a) ......................................................... 13,160 787,889
AeroVironment, Inc. (a) ................................................... 5,300 812,384
Applied Industrial Technologies, Inc. ......................................... 4,780 944,289
Chart Industries, Inc. (a) .................................................. 5,430 894,430
Clean Harbors, Inc. (a) ................................................... 4,890 984,406
Comfort Systems USA, Inc. ............................................... 2,100 667,191
Hexcel Corp. .......................................................... 9,470 689,889
Leonardo DRS, Inc. (a) ................................................... 11,010 243,211
Maximus, Inc. ......................................................... 7,000 587,300
Moog, Inc. , Class A ..................................................... 6,300 1,005,795
MYR Group, Inc. (a) ..................................................... 5,960 1,053,430
NEXTracker, Inc. , Class A (a) .............................................. 18,100 1,018,487
Paycor HCM, Inc. (a) .................................................... 24,970 485,417
Simpson Manufacturing Co., Inc. ........................................... 4,200 861,756
Tecnoglass, Inc. ........................................................ 23,840 1,240,395
Terex Corp. ........................................................... 12,050 776,020
The AZEK Co., Inc. (a) ................................................... 25,060 1,258,513
Vertiv Holdings Co. , Class A ............................................... 13,500 1,102,545
Watts Water Technologies, Inc. , Class A ....................................... 4,350 924,593
WNS Holdings Ltd. (a) ................................................... 10,456 528,342
Zurn Elkay Water Solutions Corp. ........................................... 27,000 903,690
17,769,972
IT Services (0.6%):
Globant SA (a) ......................................................... 2,280 460,332
Materials (1.6%):
Materion Corp. ........................................................ 4,230 557,303
Summit Materials, Inc. , Class A (a) .......................................... 16,100 717,577
1,274,880
Semiconductors & Semiconductor Equipment (6.3%):
Camtek Ltd. (a) ......................................................... 7,030 588,903
Credo Technology Group Holding Ltd. (a) ..................................... 23,540 498,813
MACOM Technology Solutions Holdings, Inc. (a) ................................ 16,610 1,588,580
Onto Innovation, Inc. (a) .................................................. 2,010 363,971
Rambus, Inc. (a) ........................................................ 8,420 520,440
Semtech Corp. (a) ....................................................... 48,620 1,336,564
4,897,271
Software (14.6%):
Altair Engineering, Inc. , Class A (a) .......................................... 8,370 721,076
Appfolio, Inc. , Class A (a) ................................................. 3,520 868,525
Box, Inc. , Class A (a) .................................................... 22,210 628,987
Braze, Inc. , Class A (a) ................................................... 15,770 698,611
Confluent, Inc. , Class A (a) ................................................ 17,970 548,444
CyberArk Software Ltd. (a) ................................................ 4,690 1,245,805
Five9, Inc. (a) .......................................................... 7,520 467,067
Gitlab, Inc. , Class A (a) ................................................... 9,640 562,205

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
3
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
MicroStrategy, Inc. (a) .................................................... 910 $ 1,551,150
Q2 Holdings, Inc. (a) ..................................................... 18,840 990,230
Sprout Social, Inc. , Class A (a) .............................................. 29,830 1,781,149
Varonis Systems, Inc. (a) .................................................. 27,000 1,273,590
11,336,839
Technology Hardware, Storage & Peripherals (2.4%):
Super Micro Computer, Inc. (a) ............................................. 1,880 1,898,856
Total Common Stocks (Cost $61,953,546) 76,992,250
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 177,379 177,379
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 177,379 177,379
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 177,379 177,379
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 177,379 177,379
Total Collateral for Securities Loaned (Cost $709,516) 709,516
Total Investments (Cost $62,663,062) — 99.8% 77,701,766
Other assets in excess of liabilities — 0.2% 165,713
NET ASSETS - 100.00% $ 77,867,479
At March 31, 2024, the Fund's investments in foreign securities were 5.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
1
(Unaudited)
Security Description Shares Value
Common Stocks (98.8%)
Brazil (7.2%):
Communication Services (0.7%):
TIM SA ............................................................. 49,600 $ 176,058
Consumer Discretionary (1.0%):
Smartfit Escola de Ginastica e Danca SA ...................................... 15,100 78,290
Vibra Energia SA ....................................................... 35,259 175,848
254,138
Energy (0.9%):
Petroleo Brasileiro SA, ADR ............................................... 16,040 243,969
Financials (1.1%):
Itau Unibanco Holding SA, ADR ............................................ 42,492 294,470
Industrials (1.2%):
Marcopolo SA, Preference Shares ........................................... 55,920 84,080
Santos Brasil Participacoes SA ............................................. 53,400 141,841
SIMPAR SA .......................................................... 48,772 72,263
298,184
Information Technology (0.5%):
TOTVS SA ........................................................... 22,900 129,599
Materials (0.9%):
Vale SA .............................................................. 19,000 230,476
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 24,400 124,513
Utilities (0.4%):
CPFL Energia SA ....................................................... 14,600 101,347
1,852,754
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 29
Utilities (0.3%):
Enel Chile SA ......................................................... 1,416,252 85,173
85,202
China (21.8%):
Communication Services (6.4%):
NetEase, Inc. .......................................................... 16,900 350,205
Tencent Holdings Ltd. ................................................... 28,830 1,122,955
Tencent Music Entertainment Group, ADR(b) ................................... 15,883 177,731
1,650,891
Consumer Discretionary (5.5%):
Alibaba Group Holding Ltd. ............................................... 49,148 444,449
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 33,300 197,910
H World Group Ltd., ADR ................................................ 7,737 299,422
MINISO Group Holding Ltd., ADR .......................................... 9,189 188,375
New Oriental Education & Technology Group, Inc., ADR(b) ........................ 1,684 146,205
Vipshop Holdings Ltd., ADR .............................................. 8,642 143,025
1,419,386
Consumer Staples (0.8%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 30,000 206,471

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
2
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Energy (1.2%):
PetroChina Co. Ltd., Class H .............................................. 368,000 $ 315,613
Financials (2.9%):
China Merchants Bank Co. Ltd., Class H ...................................... 39,000 154,581
Industrial & Commercial Bank of China Ltd., Class H ............................. 820,000 412,170
PICC Property & Casualty Co. Ltd., Class H ................................... 136,000 179,490
746,241
Health Care (0.8%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 5,200 201,522
Industrials (2.1%):
Anhui Heli Co. Ltd., Class A ............................................... 56,400 151,641
Weichai Power Co. Ltd., Class H ............................................ 74,000 141,204
ZTO Express Cayman, Inc., ADR ........................................... 11,028 230,926
523,771
Materials (2.1%):
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 528,900 246,771
Western Mining Co. Ltd., Class A ........................................... 113,800 292,216
538,987
5,602,882
Greece (1.9%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA ....................................... 4,671 139,072
Financials (0.8%):
National Bank of Greece SA(b) ............................................. 26,081 203,984
Industrials (0.6%):
Mytilineos SA ......................................................... 3,909 150,728
493,784
Hong Kong (1.1%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 117,600 83,112
Industrials (0.8%):
Techtronic Industries Co. Ltd. .............................................. 15,000 203,823
286,935
Hungary (0.8%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 4,485 206,643
India (14.4%):
Consumer Discretionary (2.8%):
Hero MotoCorp Ltd. ..................................................... 4,398 249,720
Mahindra & Mahindra Ltd. ................................................ 11,949 276,055
Tata Motors Ltd. ....................................................... 16,363 195,360
721,135
Financials (4.9%):
ICICI Bank Ltd., ADR ................................................... 28,863 762,272
LIC Housing Finance Ltd. ................................................. 29,488 216,824
Manappuram Finance Ltd. ................................................ 135,511 282,191
1,261,287
Health Care (1.0%):
Dr Reddy's Laboratories Ltd. ............................................... 3,367 248,850

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
3
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (1.2%):
Larsen & Toubro Ltd. .................................................... 6,895 $ 311,875
Information Technology (1.2%):
Cyient Ltd. ........................................................... 3,341 80,119
HCL Technologies Ltd. ................................................... 12,333 229,316
309,435
Materials (2.1%):
JK Paper Ltd. .......................................................... 4,572 17,693
Tata Steel Ltd. ......................................................... 144,765 271,472
UltraTech Cement Ltd. ................................................... 2,095 245,346
534,511
Utilities (1.2%):
Power Grid Corp. of India Ltd. ............................................. 96,801 321,342
3,708,435
Indonesia (1.7%):
Financials (1.7%):
PT Bank Mandiri Persero Tbk .............................................. 940,700 428,147
Ireland (1.8%):
Consumer Discretionary (1.8%):
PDD Holdings, Inc., ADR(b) ............................................... 3,862 448,958
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,485 84,289
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA, ADR ...................................................... 4,389 182,670
Mexico (3.8%):
Consumer Staples (1.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 1,569 204,394
Gruma SAB de CV, Class B ............................................... 5,832 109,070
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 45,500 105,925
419,389
Financials (1.7%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 28,449 302,199
Qualitas Controladora SAB de CV ........................................... 10,821 126,028
428,227
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 31,267 122,441
970,057
Panama (0.7%):
Industrials (0.7%):
Copa Holdings SA, Class A ............................................... 1,633 170,093
Poland (1.1%):
Consumer Discretionary (0.5%):
LPP SA .............................................................. 36 137,869
Financials (0.6%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 10,025 148,834
286,703

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC(b)(c)(d) .................................................. 117,150 $ 3,036
Rosneft Oil Co. PJSC, GDR(b)(c)(d) ......................................... 48,095 2,254
5,290
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(c)(d) ...................................... 31,735 —
5,290
Saudi Arabia (3.1%):
Communication Services (1.1%):
Saudi Telecom Co. ...................................................... 26,941 284,415
Financials (1.4%):
Alinma Bank .......................................................... 15,200 177,596
Saudi Awwal Bank ...................................................... 16,301 180,418
358,014
Information Technology (0.6%):
Arabian Internet & Communications Services Co. ................................ 1,631 164,436
806,865
South Africa (1.3%):
Consumer Discretionary (0.3%):
The Foschini Group Ltd. .................................................. 15,211 80,113
Financials (1.0%):
Nedbank Group Ltd. ..................................................... 20,167 243,377
323,490
South Korea (15.5%):
Consumer Discretionary (0.9%):
Kia Corp. ............................................................ 2,890 240,212
Energy (0.6%):
S-Oil Corp. ........................................................... 2,537 146,955
Financials (3.0%):
DB Insurance Co. Ltd. ................................................... 3,524 252,104
KakaoBank Corp. ....................................................... 12,591 263,001
KIWOOM Securities Co. Ltd. .............................................. 879 80,534
Samsung Securities Co. Ltd. ............................................... 6,208 187,743
783,382
Health Care (0.3%):
Classys, Inc. .......................................................... 2,503 66,073
Industrials (3.7%):
Doosan Bobcat, Inc. ..................................................... 2,737 109,826
Hanwha Aerospace Co. Ltd. ............................................... 1,365 210,574
HD Hyundai Electric Co. Ltd. .............................................. 1,295 172,316
Hyundai Rotem Co. Ltd. .................................................. 5,545 141,779
Samsung C&T Corp. .................................................... 1,520 180,777
Samsung Engineering Co. Ltd.(b) ........................................... 7,051 132,089
947,361
Information Technology (6.0%):
HAESUNG DS Co. Ltd. .................................................. 2,182 82,681
Innox Advanced Materials Co. Ltd. .......................................... 3,387 73,843
Samsung Electronics Co. Ltd. .............................................. 22,978 1,381,075
1,537,599

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Materials (1.0%):
LG Chem Ltd. ......................................................... 787 $ 257,618
3,979,200
Taiwan (15.9%):
Consumer Discretionary (0.9%):
Makalot Industrial Co. Ltd. ................................................ 11,000 125,645
Poya International Co. Ltd. ................................................ 6,070 94,419
220,064
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 6,000 121,178
Industrials (1.3%):
Fortune Electric Co. Ltd. ................................................. 8,000 167,479
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 39,000 160,355
327,834
Information Technology (13.2%):
Compeq Manufacturing Co. Ltd. ............................................ 55,000 134,384
Elite Material Co. Ltd. ................................................... 9,000 113,419
Gold Circuit Electronics Ltd. ............................................... 17,600 134,562
King Yuan Electronics Co. Ltd. ............................................. 39,000 129,262
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 102,259 2,450,160
Unimicron Technology Corp. .............................................. 29,000 172,440
United Microelectronics Corp. ............................................. 81,000 131,570
Wiwynn Corp. ......................................................... 2,000 136,976
3,402,773
4,071,849
Thailand (1.5%):
Energy (0.8%):
PTT Exploration & Production PCL-NVDR .................................... 50,900 208,741
Health Care (0.7%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 217,200 168,380
377,121
Turkey (1.2%):
Consumer Discretionary (0.2%):
Teknosa Ic Ve Dis Ticaret AS(b) ............................................ 39,086 47,963
Financials (0.6%):
Yapi ve Kredi Bankasi AS ................................................. 193,540 164,603
Industrials (0.4%):
Pegasus Hava Tasimaciligi AS(b) ........................................... 4,269 107,745
320,311
United Arab Emirates (1.8%):
Financials (0.8%):
Emirates NBD Bank PJSC ................................................ 42,989 202,573
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 122,310 271,451
474,024

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,051
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
Security Description Shares Value
United States (0.9%):
Consumer Discretionary (0.9%):
Samsonite International SA(b)(e) ............................................ 58,200 $ 220,518
Total Common Stocks (Cost $20,570,872) 25,386,220
Total Investments (Cost $20,570,872) — 98.8% 25,386,220
Other assets in excess of liabilities — 1.2% 297,331
NET ASSETS - 100.00% $ 25,683,551
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c)
The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was $220,518 and amounted to 0.9% of net assets.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company